Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes payable discount - current portion (in dollars)	$ 751,580	$ 247,439	$ 0
Notes payable - current portion of debt and discount (in dollars)	$ 862,826	$ 559,100	$ 9,214
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	650,000,000	650,000,000	650,000,000
Common stock, shares issued	91,577,278	87,796,524	75,000,000
Common stock, shares outstanding	91,577,278	87,796,524	75,000,000